UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, August 14, 2008
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $95,896
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
228
4306
4306
0
0
0
4306
0
0
AIR PRODUCTS & CHEMICALS INC
Common Stocks
9158106
232
2350
2350
0
0
0
2350
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
853
41481
41481
0
0
0
41481
0
0
AMERICAN ELECTRIC POWER
Common Stocks
25537101
570
14164
14164
0
0
0
14164
0
0
AMERICAN EXPRESS CO
Common Stocks
25816109
1031
27364
27364
0
0
0
27364
0
0
APACHE CORP
Common Stocks
37411105
298
2144
2144
0
0
0
2144
0
0
APPLIED MATERIALS INC
Common Stocks
38222105
1665
87195
87195
0
0
0
87195
0
0
AT&T INC NEW
Common Stocks
00206R102
2340
69466
69466
0
0
0
69466
0
0
BANK OF AMERICA CORP
Common Stocks
60505104
340
14253
14253
0
0
0
14253
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2215
552
552
0
0
0
552
0
0
BOEING COMPANY
Common Stocks
97023105
1388
21114
21114
0
0
0
21114
0
0
CBS CORP NEW CL B
Common Stocks
124857202
1005
51585
51585
0
0
0
51585
0
0
CHEVRON CORP
Common Stocks
166764100
1705
17202
17202
0
0
0
17202
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
1024
25725
25725
0
0
0
25725
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1549
66575
66575
0
0
0
66575
0
0
CITIGROUP INC
Common Stocks
172967101
765
45653
45653.05
0
0
0
45653.046
0
0
COCA-COLA CO
Common Stocks
191216100
3087
59386
59386.16
0
0
0
59386.162
0
0
COLGATE-PALMOLIVE CO
Common Stocks
194162103
220
3184
3184
0
0
0
3184
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
2366
25065
25065
0
0
0
25065
0
0
DANAHER CORP
Common Stocks
235851102
1714
22170
22170
0
0
0
22170
0
0
ELI LILLY & CO
Common Stocks
532457108
1625
35212
35212
0
0
0
35212
0
0
ERHC ENERGY INC
Common Stocks
26884J104
84
200000
200000
0
0
0
200000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1800
20004
20004
0
0
0
20004
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5295
60081
60081
0
0
0
60081
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
424
41655
41655
0
0
0
41655
0
0
GENENTECH INC.
Common Stocks
368710406
244
3215
3215
0
0
0
3215
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
3522
131974
131974.5
0
0
0
131974.49
0
0
GENERAL MILLS INC
Common Stocks
370334104
321
5286
5286
0
0
0
5286
0
0
HALLIBURTON CO
Common Stocks
406216101
2760
52009
52009
0
0
0
52009
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3085
69780
69780
0
0
0
69780
0
0
HONEYWELL INTL INC
Common Stocks
438516106
221
4400
4400
0
0
0
4400
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
307
4001
4001
0
0
0
4001
0
0
HYFLUX LTD
Common Stocks
Y3817K105
33
15000
15000
0
0
0
15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2176
45810
45810
0
0
0
45810
0
0
INTEL CORP
Common Stocks
458140100
1492
69461
69461.36
0
0
0
69461.358
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3298
51255
51255
0
0
0
51255
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
1510
52658
52658
0
0
0
52658
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
1943
32500
32500
0
0
0
32500
0
0
KRAFT FOODS
Common Stocks
50075N104
274
9646
9646
0
0
0
9646
0
0
MEDTRONIC INC
Common Stocks
585055106
2290
44256
44256
0
0
0
44256
0
0
MERCK & CO INC
Common Stocks
589331107
2099
55682
55682
0
0
0
55682
0
0
MICROSOFT CORP
Common Stocks
594918104
1998
72625
72625
0
0
0
72625
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
262
2915
2915
0
0
0
2915
0
0
ORACLE CORP
Common Stocks
68389X105
254
12110
12110
0
0
0
12110
0
0
PEPSICO INC
Common Stocks
713448108
3693
58081
58081
0
0
0
58081
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
2914
59005
59005
0
0
0
59005
0
0
PRAXAIR INC
Common Stocks
74005P104
2910
30881
30881
0
0
0
30881
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4377
71985
71985.08
0
0
0
71985.085
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1392
15547
15547
0
0
0
15547
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1655
20255
20255
0
0
0
20255
0
0
SPECTRA ENERGY
Common Stocks
847560109
2320
80711
80711
0
0
0
80711
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
3213
56904
56904
0
0
0
56904
0
0
TARGET CORP
Common Stocks
8.761E+110
1557
33500
33500
0
0
0
33500
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1662
59035
59035
0
0
0
59035
0
0
UBS AG - NEW
Common Stocks
H89231338
735
35581
35581
0
0
0
35581
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1733
28190
28190
0
0
0
28190
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2859
46330
46330
0
0
0
46330
0
0
US BANCORP DEL
Common Stocks
902973304
228
8176
8176
0
0
0
8176
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
852
24077
24077
0
0
0
24077
0
0
WALGREEN CO
Common Stocks
931422109
1662
51117
51117
0
0
0
51117
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
220
7650
7650
0
0
0
7650
0
0